Long-Term Debt, Net of Debt Issuance Costs and Discount - Accounts Receivable, Secured and Unsecured Financing (EMEA) - Additional Information (Detail) - EMEA [Member]	1 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2016 EUR (€) Customer	Dec. 31, 2014 USD ($)	Nov. 30, 2014 USD ($) Customer	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 USD ($)
Financial Institution One [Member]
Debt Instrument [Line Items]
Credit facility, description				The credit agreement does not have a maturity date, however the limits are reviewed in September of each year.
Financial Institution One [Member] | Accounts Receivable Financing [Member]
Debt Instrument [Line Items]
Credit facility, amount			$ 20,000,000	$ 21,100,000	€ 20,000,000
Credit agreement renewal due to number of customers | Customer			1
Credit facility, interest rate terms				Interest accrues annually at the Euro Interbank Offered Rate (EURIBOR) plus 0.2% (currently 5.75%) and is paid monthly.
Debt instrument, interest rate			5.75%
Credit facility, frequency of periodic payment				monthly
Credit facility outstanding				$ 15,100,000		$ 18,700,000
Financial Institution One [Member] | Unsecured Financing [Member]
Debt Instrument [Line Items]
Additional debt financing		$ 7,000,000
Credit facility outstanding				$ 4,600,000		4,100,000
Financial Institution One [Member] | EURIBOR [Member] | Accounts Receivable Financing [Member]
Debt Instrument [Line Items]
Debt instrument, variable interest rate			0.20%
Financial Institution Two [Member]
Debt Instrument [Line Items]
Credit facility, amount		$ 16,000,000
Debt instrument, interest rate		6.25%
Credit facility, description				The credit agreement does not have a maturity date, however the limits are reviewed in September of each year.
Credit facility outstanding				$ 0
Financial Institution Two [Member] | Accounts Receivable Financing [Member]
Debt Instrument [Line Items]
Credit facility, amount		$ 10,000,000
Credit facility outstanding						1,800,000
Financial Institution Two [Member] | Unsecured Financing [Member]
Debt Instrument [Line Items]
Credit facility, amount		$ 6,000,000
Credit facility outstanding						$ 4,500,000
Financial Institution Three [Member]
Debt Instrument [Line Items]
Credit facility, amount	€ 33,500,000			37,900,000	36,000,000
Financial Institution Three [Member] | Accounts Receivable Financing [Member]
Debt Instrument [Line Items]
Credit facility, amount	€ 20,000,000			21,100,000
Credit agreement renewal due to number of customers | Customer	1
Financial Institution Three [Member] | Capital Expenditures Financing [Member]
Debt Instrument [Line Items]
Credit facility, amount	€ 12,500,000			15,800,000	€ 15,000,000
Credit facility outstanding				15,800,000
Financial Institution Three [Member] | Letters of Guarantee [Member]
Debt Instrument [Line Items]
Credit facility, amount	€ 1,000,000			$ 1,000,000
Debt instrument, interest rate	2.00%
Debt instrument, maturity date				Mar. 31, 2017
Financial Institution Three [Member] | Three month EURIBOR [Member] | Accounts Receivable Financing [Member]
Debt Instrument [Line Items]
Credit facility, interest rate terms				Interest on the collateralized financing based on invoiced accounts receivable accrues at the three month EURIBOR plus 5.75% and is paid quarterly with a maturity date equal to four months from the applicable invoice date.
Debt instrument, variable interest rate	5.75%
Credit facility, frequency of periodic payment				quarterly
Debt instrument installment period				4 months
Financial Institution Three [Member] | One month EURIBOR [Member] | Capital Expenditures Financing [Member]
Debt Instrument [Line Items]
Credit facility, interest rate terms				Interest on the collateralized capital expenditures financing accrues at the one month EURIBOR, plus 6.75% (currently 6.75%) with monthly principal repayments beginning in October 2017 with a final maturity date of December 2021.
Debt instrument, variable interest rate	6.75%
Debt instrument, interest rate	6.75%
Credit facility, frequency of periodic payment				monthly
Debt instrument payment, start date				2017-10
Debt instrument payment, end date				2021-12